Related party transactions (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Stock options granted	832,999	806,494
Stock options fair value	$ 1,481	$ 2,553
Services received related party transactions	175	188
Debentures [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	290	306
Interest on debenture	$ 24	$ 25
Interest rates	8.00%	8.00%